UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report May 31, 2009

EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

S e m i a n n u a l R e p o r t M a y 3 1 , 2 0 0 9 EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentially of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage; www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
Walter A. Row III, CFA
Eaton Vance Management
Co-Portfolio Manager
Michael A. Allison, CFA
Eaton Vance Management
Co-Portfolio Manager
•	After declining 17% in the first three months of the six-month period that ended May 31, 2009, the Standard & Poor’s 500 Index (S&P 500) rose by more than 25% in the final three months, ending up 4.07% for the period overall.[1] Stocks continued to fall at the end of 2008, as the economy contracted due largely to the credit crisis stemming from the Lehman Brothers bankruptcy and the American International Group bailout. This gave way to perceptions early in 2009 of an economic rebound, as various indicators, including shipping indices and metal prices, recovered. As stocks rallied, a successful conclusion to the government’s stress test of the largest U.S. banks further strengthened investor sentiment, leading the market into positive territory for the six-month period.

•	With a dramatic rebound in the economy’s perceived for- tunes, the lowest-quality companies, as determined by Standard & Poor’s quality rankings, were the best-performing stocks overall in March, April and May. In addition, stocks with relatively cheap valuations and stocks with negative price-to-earnings ratios generally were strong performers.

•	Despite the late-period optimism, the U.S. economy, as measured by gross domestic product (GDP), contracted for most of the period, declining 6.3% (annualized) in the fourth quarter of 2008 and 5.5% (annualized) in the first quarter of 2009, according to the U.S. Department of Commerce. While housing, exports and manufacturing all contributed to the decline in the first quarter of 2009, the smaller-than-expected decrease reflected an upturn in consumer spending on durable goods.

•	The S&P 500 posted gains in five of its 10 economic sectors for the six-month period. Information technology was by far the strongest sector, led by computers & peripherals, semiconductors and communications equipment. The consumer discretionary sector, boosted by the unexpected uptick in spending, also made a positive contribution to the S&P 500’s return. By comparison, industrials had the weakest performance, followed by utilities.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Management Discussion
Ken Everding, PhD
Parametric Risk Advisors LLC
Co-Portfolio Manager
Jonathan Orseck
Parametric Risk Advisors LLC
Co-Portfolio Manager
•	Against this backdrop, the Fund had a modestly positive return for the six months that ended May 31, 2009, but underperformed the broader market, as measured by the S&P 500. The Fund’s structure is designed to limit the volatility of the market’s return. Management believes that, over time, a strategy of owning a diversified portfolio of common stocks, writing (selling) index call options and purchasing index put options can provide an attractive risk-return profile during a variety of equity market conditions. For example, for the one-year period that ended May 31, 2009, the Fund outperformed the S&P 500 by a wide margin (-8.72% for Class A shares versus -32.55% for the S&P 500).
Eaton Vance Risk-Managed Equity Option Income Fund
Total Return Performance 11/30/08 – 5/31/09

Class A2	0.75%
Class C2	0.30
Class I2	0.82
S&P 500 Index[1]	4.07
CBOE S&P 500 BuyWrite Index[1]	9.82
Lipper Equity Market Neutral Funds Average[1]	3.38
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009
INVESTMENT UPDATE
•	Within the actively managed equity portfolio, the Fund continued to emphasize investments in relatively high-quality, large-cap stocks. Given the speculative nature of the S&P 500 rally, which was substantially driven by lower-quality stocks, the Fund’s stock selection and industry allocations detracted from relative results during the period. In particular, the Fund’s return was negatively affected by stock selection in the consumer discretionary and energy sectors, and an underweighting in the financials sector. On the upside, the Fund saw positive relative contributions from underweighting utilities and from stock selection in materials.

•	During the six-month period, volatility declined, albeit from elevated levels. This decline resulted in some losses in the options portfolio, which also contributed to the Fund’s underperformance. The Fund’s option strategy is multifaceted and includes: (1) writing index calls slightly out-of-the money on a portion of the Fund’s assets, which may generate premiums and allow for participation in rising markets; (2) buying index puts on all or a portion of the value of the Fund’s assets, which management believes offers a degree of protection in declining markets; and (3) selectively writing equity puts from time to time on stocks management believes are undervalued.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Fund Composition
Top 10 Holdings1
By total investments

Exxon Mobil Corp.	4.0%
International Business Machines Corp.	2.6
JPMorgan Chase & Co.	2.5
Apple, Inc.	2.3
Hewlett-Packard Co.	2.2
Chevron Corp.	2.2
Colgate-Palmolive Co.	2.1
Goldcorp, Inc.	2.0
General Electric Co.	2.0
Goldman Sachs Group, Inc.	2.0

[1]	Top 10 Holdings represented 23.9% of the Fund’s total investments as of 5/31/09. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 5/31/09. Excludes cash equivalents.
Common Stock Sector Weightings2

By total investments

[2]	As a percentage of the Fund’s total investments as of 5/31/09. The Common Stock Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 5/31/09. Excludes cash equivalents.

2

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EROAX	EROCX	EROIX

Average Annual Total Returns (at net asset value)

Six Months†	0.75%	0.30%	0.82%
One Year	-8.72	-9.47	-8.58
Life of Fund††	-5.39	-6.13	-5.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months†	-5.06%	-0.59%	0.82%
One Year	-13.93	-10.25	-8.58
Life of Fund††	-9.76	-6.13	-5.19

†	Returns for six months are cumulative.

††	Inception Dates — Class A, Class C and Class I: 2/29/08

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	6.42%	7.17%	6.17%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/09. Net Expense Ratio reflects an expense limitation that continues through March 31, 2010. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 – May 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Risk-Managed Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(12/1/08)	(5/31/09)	(12/1/08 – 5/31/09)

Actual
Class A	$1,000.00	$1,007.50	$7.51	**
Class C	$1,000.00	$1,003.00	$11.24	**
Class I	$1,000.00	$1,008.20	$6.26	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.54	**
Class C	$1,000.00	$1,013.70	$11.30	**
Class I	$1,000.00	$1,018.70	$6.29	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2008.

**	Absent an allocation of certain expenses to the investment adviser, sub-adviser and administrator, expenses would be higher.

4

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value

Aerospace & Defense — 2.1%

General Dynamics Corp.	10,820	$615,658
Lockheed Martin Corp.	4,648	388,991

		$1,004,649

Air Freight & Logistics — 0.5%

FedEx Corp.	4,310	$238,903

		$238,903

Beverages — 1.5%

PepsiCo, Inc.	14,230	$740,671

		$740,671

Biotechnology — 2.8%

Amgen, Inc.(1)	9,199	$459,398
Biogen Idec, Inc.(1)	6,012	311,361
Celgene Corp.(1)	3,771	159,287
Genzyme Corp.(1)	5,018	296,765
Gilead Sciences, Inc.(1)	2,674	115,249

		$1,342,060

Capital Markets — 3.6%

Goldman Sachs Group, Inc.	6,453	$932,910
Northern Trust Corp.	7,642	440,561
State Street Corp.	7,359	341,826

		$1,715,297

Chemicals — 0.5%

Monsanto Co.	2,678	$219,998

		$219,998

Commercial Banks — 2.8%

PNC Financial Services Group, Inc.	6,393	$291,201
U.S. Bancorp	12,846	246,643
Wells Fargo & Co.	30,448	776,424

		$1,314,268

Commercial Services & Supplies — 1.0%

Waste Management, Inc.	16,773	$462,767

		$462,767

Communications Equipment — 1.9%

QUALCOMM, Inc.	20,444	$891,154

		$891,154

Computers & Peripherals — 7.0%

Apple, Inc.(1)	7,910	$1,074,257
Hewlett-Packard Co.	30,148	1,035,584
International Business Machines Corp.	11,325	1,203,621

		$3,313,462

Consumer Finance — 0.4%

Discover Financial Services	21,102	$201,735

		$201,735

Diversified Financial Services — 3.8%

Bank of America Corp.	59,525	$670,847
JPMorgan Chase & Co.	31,292	1,154,675

		$1,825,522

Diversified Telecommunication Services — 2.4%

AT&T, Inc.	28,049	$695,335
Verizon Communications, Inc.	15,468	452,594

		$1,147,929

Electric Utilities — 1.9%

American Electric Power Co., Inc.	11,515	$303,305
E.ON AG	3,935	139,675
FirstEnergy Corp.	11,785	445,355

		$888,335

Electrical Equipment — 0.9%

Emerson Electric Co.	14,031	$450,255

		$450,255

Energy Equipment & Services — 0.8%

Diamond Offshore Drilling, Inc.	4,388	$369,821

		$369,821

Food & Staples Retailing — 2.4%

CVS Caremark Corp.	13,219	$393,926
Wal-Mart Stores, Inc.	14,708	731,576

		$1,125,502

See notes to financial statements

5

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 1.2%

Nestle SA	15,754	$573,648

		$573,648

Health Care Equipment & Supplies — 2.5%

Baxter International, Inc.	8,271	$423,392
Boston Scientific Corp.(1)	36,465	342,771
Covidien, Ltd.	12,568	448,929

		$1,215,092

Health Care Providers & Services — 2.0%

Aetna, Inc.	13,877	$371,626
Fresenius Medical Care AG & Co. KGaA ADR	5,789	244,354
UnitedHealth Group, Inc.	12,247	325,770

		$941,750

Hotels, Restaurants & Leisure — 0.9%

McDonald’s Corp.	7,278	$429,329

		$429,329

Household Products — 3.4%

Clorox Co. (The)	4,216	$221,087
Colgate-Palmolive Co.	14,690	968,805
Procter & Gamble Co.	8,683	450,995

		$1,640,887

Industrial Conglomerates — 2.0%

General Electric Co.	70,031	$944,018

		$944,018

Insurance — 2.2%

ACE, Ltd.	6,868	$302,123
MetLife, Inc.	9,395	295,943
Prudential Financial, Inc.	11,577	462,038

		$1,060,104

Internet & Catalog Retail — 1.0%

Amazon.com, Inc.(1)	6,067	$473,165

		$473,165

Internet Software & Services — 1.4%

Google, Inc., Class A(1)	1,639	$683,840

		$683,840

IT Services — 2.1%

Accenture, Ltd., Class A	8,515	$254,854
MasterCard, Inc., Class A	2,220	391,453
Western Union Co.	19,710	347,487

		$993,794

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(1)	4,423	$172,099

		$172,099

Machinery — 2.1%

Danaher Corp.	7,321	$441,822
Deere & Co.	5,140	223,436
Illinois Tool Works, Inc.	9,842	317,798

		$983,056

Media — 2.0%

Comcast Corp., Class A	26,222	$361,077
Time Warner, Inc.	11,737	274,881
Vivendi SA	11,232	297,235

		$933,193

Metals & Mining — 4.2%

BHP Billiton, Ltd. ADR	8,782	$493,900
Freeport-McMoRan Copper & Gold, Inc.	7,049	383,677
Goldcorp, Inc.	24,227	962,539
United States Steel Corp.	4,928	167,946

		$2,008,062

Multiline Retail — 0.3%

Target Corp.	3,825	$150,323

		$150,323

Multi-Utilities — 0.7%

Public Service Enterprise Group, Inc.	10,749	$342,571

		$342,571

See notes to financial statements

6

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels — 12.2%

Anadarko Petroleum Corp.	12,893	$616,028
Chevron Corp.	15,080	1,005,384
Exxon Mobil Corp.	27,100	1,879,385
Hess Corp.	11,151	742,545
Occidental Petroleum Corp.	10,670	716,064
Total SA ADR	8,248	475,497
XTO Energy, Inc.	8,581	367,009

		$5,801,912

Pharmaceuticals — 5.6%

Abbott Laboratories	13,473	$607,093
Bristol-Myers Squibb Co.	7,738	154,141
Johnson & Johnson	10,759	593,466
Merck & Co., Inc.	15,915	438,936
Novartis AG ADR	4,180	167,284
Pfizer, Inc.	18,465	280,483
Teva Pharmaceutical Industries, Ltd. ADR	4,874	225,959
Wyeth	4,405	197,608

		$2,664,970

Real Estate Investment Trusts (REITs) — 0.6%

AvalonBay Communities, Inc.	2,154	$132,428
Boston Properties, Inc.	2,739	132,348

		$264,776

Road & Rail — 0.7%

CSX Corp.	10,228	$324,841

		$324,841

Semiconductors & Semiconductor Equipment — 2.6%

ASML Holding NV	16,791	$347,574
Broadcom Corp., Class A(1)	9,124	232,480
NVIDIA Corp.(1)	33,212	346,401
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,955	316,768

		$1,243,223

Software — 2.7%

Microsoft Corp.	40,988	$856,239
Oracle Corp.	22,574	442,225

		$1,298,464

Specialty Retail — 3.7%

Best Buy Co., Inc.	12,878	$452,018
Gap, Inc. (The)	12,571	224,392
Home Depot, Inc.	18,641	431,726
Staples, Inc.	17,813	364,276
TJX Companies, Inc. (The)	10,663	314,665

		$1,787,077

Textiles, Apparel & Luxury Goods — 0.6%

Nike, Inc., Class B	5,223	$297,972

		$297,972

Tobacco — 1.9%

Philip Morris International, Inc.	21,011	$895,909

		$895,909

Total Common Stocks
(identified cost $42,459,387)		$45,376,403

Put Options Purchased — 2.7%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	12	$725	9/19/09	$15,240
S&P 500 Index	3	730	9/19/09	3,420
S&P 500 Index	8	735	9/19/09	9,600
S&P 500 Index	21	745	9/19/09	27,510
S&P 500 Index	27	750	9/19/09	43,632
S&P 500 Index	56	775	9/19/09	112,000
S&P 500 Index	29	800	9/19/09	60,900
S&P 500 Index	17	820	9/19/09	43,605
S&P 500 Index	38	825	9/19/09	101,650
S&P 500 Index	13	830	9/19/09	36,335
S&P 500 Index	7	835	9/19/09	20,405
S&P 500 Index	5	840	9/19/09	15,225
S&P 500 Index	5	850	9/19/09	15,850
S&P 500 Index	6	875	9/19/09	28,140
S&P 500 Index	9	725	12/19/09	20,655
S&P 500 Index	21	750	12/19/09	58,800
S&P 500 Index	24	775	12/19/09	80,160
S&P 500 Index	7	800	12/19/09	30,100
S&P 500 Index	55	825	12/19/09	258,500

See notes to financial statements

7

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	41	$850	12/19/09	$217,300
S&P 500 Index	16	875	12/19/09	105,600

Total Put Options Purchased (identified cost $3,452,579)				$1,304,627

Total Investments — 98.0% (identified cost $45,911,966)				$46,681,030

Covered Call Options Written — (1.6)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	140	$915	6/20/09	$(343,000)
S&P 500 Index	100	920	6/20/09	(220,000)
S&P 500 Index	20	925	6/20/09	(40,400)
S&P 500 Index	85	935	6/20/09	(120,700)
S&P 500 Index	45	940	6/20/09	(56,925)

Total Covered Call Options Written (premiums received $771,713)				$(781,025)

Other Assets, Less Liabilities — 3.6%				$1,721,800

Net Assets — 100.0%				$47,621,805

ADR - American Depository Receipt

(1)	Non-income producing security.

See notes to financial statements

8

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2009

Assets

Investments, at value (identified cost, $45,911,966)	$46,681,030
Cash	890,816
Receivable for investments sold	1,352,351
Receivable for Fund shares sold	679,187
Receivable from the investment adviser, sub-adviser and administrator	76,612
Dividends and interest receivable	115,670
Tax reclaims receivable	6,911

Total assets	$49,802,577

Liabilities

Written options outstanding, at value (premiums received, $771,713)	$781,025
Payable for investments purchased	1,221,080
Payable for Fund shares redeemed	76,464
Payable to affiliate for investment adviser fee	33,965
Payable to affiliate for distribution and service fees	12,215
Payable to affiliate for administration fee	5,661
Payable to affiliate for Trustees’ fees	143
Accrued expenses	50,219

Total liabilities	$2,180,772

Net assets	$47,621,805

Sources of Net Assets

Paid-in capital	$48,957,938
Accumulated net realized loss (computed on the basis of identified cost)	(1,044,999)
Accumulated distributions in excess of net investment income	(1,052,399)
Net unrealized appreciation (computed on the basis of identified cost)	761,265

Total	$47,621,805

Class A Shares

Net Assets	$31,780,134
Shares Outstanding	4,042,558
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.86
Maximum Offering Price Per Share
(100 ÷ 94.25 of $7.86)	$8.34

Class C Shares

Net Assets	$7,509,920
Shares Outstanding	959,345
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.83

Class I Shares

Net Assets	$8,331,751
Shares Outstanding	1,058,028
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
May 31, 2009

Investment Income

Dividends (net of foreign taxes, $10,965)	$279,881
Interest	33

Total investment income	$279,914

Expenses

Investment adviser fee	$99,011
Administration fee	16,502
Trustees’ fees and expenses	472
Distribution and service fees
Class A	17,272
Class C	14,258
Custodian fee	119,281
Registration fees	31,524
Legal and accounting services	21,659
Transfer and dividend disbursing agent fees	8,758
Printing and postage	5,484
Miscellaneous	5,117

Total expenses	$339,338

Deduct —
Allocation of expenses to the investment adviser, sub-adviser and administrator	$168,834
Reduction of custodian fee	3

Total expense reductions	$168,837

Net expenses	$170,501

Net investment income	$109,413

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(48,849)
Written options	(298,678)
Foreign currency transactions	1,697

Net realized loss	$(345,830)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,129,759
Written options	14,835
Foreign currency	1,491

Net change in unrealized appreciation (depreciation)	$1,146,085

Net realized and unrealized gain	$800,255

Net increase in net assets from operations	$909,668

See notes to financial statements

9

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	May 31, 2009	Period Ended
in Net Assets	(Unaudited)	November 30, 2008(1)

From operations —
Net investment income	$109,413	$14,603
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(345,830)	86,791
Net change in unrealized appreciation (depreciation) of investments, written options and foreign currency	1,146,085	(384,820)

Net increase (decrease) in net assets from operations	$909,668	$(283,426)

Distributions to shareholders —
From net investment income
Class A	$(751,482)*	$(17,145)
Class C	(160,106)*	(7,975)
Class I	(250,317)*	(152,646)
From net realized gain
Class A	(210,624)	—
Class C	(55,003)	—
Class I	(357,077)	—

Total distributions to shareholders	$(1,784,609)	$(177,766)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,064,724	$1,082,535
Class C	7,041,801	588,355
Class I	5,567,141	4,373,639
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	827,302	16,127
Class C	155,698	6,233
Class I	280,458	59,844
Cost of shares redeemed
Class A	(1,813,118)	(36,720)
Class C	(132,627)	(52,830)
Class I	(836,885)	(233,739)

Net increase in net assets from Fund share transactions	$43,154,494	$5,803,444

Net increase in net assets	$42,279,553	$5,342,252

Net Assets

At beginning of period	$5,342,252	$—

At end of period	$47,621,805	$5,342,252

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,052,399)	$93

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

10

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended
	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value — Beginning of period	$8.830		$10.000

Income (loss) from operations

Net investment income(2)	$0.041		$0.017
Net realized and unrealized gain (loss)	0.021		(0.737)

Total income (loss) from operations	$0.062		$(0.720)

Less distributions

From net investment income	$(0.300	)*	$(0.450)
From net realized gain	(0.732)		—

Total distributions	$(1.032)		$(0.450)

Net asset value — End of period	$7.860		$8.830

Total Return(3)	0.75	%(7)	(7.40	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,780		$1,027
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.50	%(6)	1.50	%(6)
Net investment income	1.05	%(6)	0.25	%(6)
Portfolio Turnover	42	%(7)	27	%(7)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.52% and 4.92% of average daily net assets for the six months ended May 31, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

11

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended
	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value — Beginning of period	$8.810		$10.000

Income (loss) from operations

Net investment income (loss)(2)	$0.013		$(0.031)
Net realized and unrealized gain (loss)	0.022		(0.749)

Total income (loss) from operations	$0.035		$(0.780)

Less distributions

From net investment income	$(0.283	)*	$(0.410)
From net realized gain	(0.732)		—

Total distributions	$(1.015)		$(0.410)

Net asset value — End of period	$7.830		$8.810

Total Return(3)	0.30	%(7)	(7.89	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,510		$511
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.25	%(6)	2.25	%(6)
Net investment income (loss)	0.33	%(6)	(0.45	)%(6)
Portfolio Turnover	42	%(7)	27	%(7)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.52% and 4.92% of average daily net assets for the six months ended May 31, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

12

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value — Beginning of period	$8.840		$10.000

Income (loss) from operations

Net investment income(2)	$0.046		$0.045
Net realized and unrealized gain (loss)	0.021		(0.746)

Total income (loss) from operations	$0.067		$(0.701)

Less distributions

From net investment income	$(0.305	)*	$(0.459)
From net realized gain	(0.732)		—

Total distributions	$(1.037)		$(0.459)

Net asset value — End of period	$7.870		$8.840

Total Return(3)	0.82	%(7)	(7.22	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,332		$3,804
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.25	%(6)	1.25	%(6)
Net investment income	1.15	%(6)	0.61	%(6)
Portfolio Turnover	42	%(7)	27	%(7)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.52% and 4.92% of average daily net assets for the six months ended May 31, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008, respectively).

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

13

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing index call options and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest

14

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2008, the Fund had net capital losses of $183,215 attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending November 30, 2009.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from February 29, 2008 to November 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of

15

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2009, the amount of distributions estimated to be a tax return of capital was approximately $978,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended May 31, 2009, the adviser fee amounted to $99,011 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2010. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $168,834 in total of the Fund’s operating expenses for the six months ended May 31, 2009. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2009, the administration fee amounted to $16,502.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2009, EVM earned $437 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $32,687 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2009. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2009 amounted to $17,272 for Class A shares.

16

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended May 31 2009, the Fund paid or accrued to EVD $10,701 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At May 31, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $406,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended May 31, 2009 amounted to $3,557 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended May 31, 2009, the Fund was informed that EVD received approximately $700 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $46,771,965 and $8,412,410, respectively, for the six months ended May 31, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	May 31, 2009	Period Ended
Class A	(Unaudited)	November 30, 2008(1)

Sales	4,050,104	118,567
Issued to shareholders electing to receive payments of distributions in Fund shares	105,117	1,813
Redemptions	(228,969)	(4,074)

Net increase	3,926,252	116,306

	Six Months Ended
	May 31, 2009	Period Ended
Class C	(Unaudited)	November 30, 2008(1)

Sales	898,634	63,448
Issued to shareholders electing to receive payments of distributions in Fund shares	19,770	714
Redemptions	(17,072)	(6,149)

Net increase	901,332	58,013

	Six Months Ended
	May 31, 2009	Period Ended
Class I	(Unaudited)	November 30, 2008(1)

Sales	698,197	450,572
Issued to shareholders electing to receive payments of distributions in Fund shares	35,185	6,103
Redemptions	(105,742)	(26,287)

Net increase	627,640	430,388

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

17

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,424,973

Gross unrealized appreciation	$2,921,169
Gross unrealized depreciation	(2,665,112)

Net unrealized appreciation	$256,057

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at May 31, 2009 is included in the Portfolio of Investments.

Written call options activity for the six months ended May 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	19	$77,588
Options written	1,230	2,284,354
Options terminated in closing purchase transactions	(649)	(1,240,285)
Options expired	(210)	(349,944)

Outstanding, end of period	390	$771,713

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective December 1, 2008. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

The fair value of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is equity risk at May 31, 2009 was as follows:

	Fair Value – Asset	Fair Value – Liability
Derivative	Derivatives(1)	Derivatives(2)

Purchased options	$1,304,627	—
Written options	—	$(781,025)

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is equity risk for the six months ended May 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized	Recognized in
Derivative	in Income(1)	Income(2)

Purchased options	$495,812	$(2,685,178)
Written options	(298,678)	14,835

(1)	Statement of Operations location: Net realized gain (loss) – investment transactions and net realized gain (loss) – written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – investments and change in unrealized appreciation (depreciation) – written options, respectively.

The average number of purchased options contracts for the six months ended May 31, 2009 was 203.

18

Eaton Vance Risk-Managed Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2009.

11   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$45,670,471	$(781,025)
Level 2	Other Significant Observable Inputs	1,010,559	—
Level 3	Significant Unobservable Inputs	—	—

Total		$46,681,030	$(781,025)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

19

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

20

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into consideration the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser, Sub-adviser and their respective affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

21

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (February 2008) through September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fee and total expense ratio for the period since inception through September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

22

Eaton Vance Risk-Managed Equity Option Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

J. Scott Craig
Vice President

Gregory R. Greene
Vice President

Duke E. Laflamme
Vice President

Thomas E. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

23

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Risk-Managed Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Risk-Managed Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(6I7) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Risk-Managed Equity Option Income Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3243-7/09	RMEOSRC

Eaton Vance
Investment Managers

Semiannual Report May 31, 2009

EATON VANCE ENHANCED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
Walter A. Row III, CFA
Eaton Vance Management
Co-Portfolio Manager
Michael A. Allison, CFA
Eaton Vance Management
Co-Portfolio Manager
•	After declining 17% in the first three months of the six-month period that ended May 31, 2009, the Standard & Poor’s 500 Index (S&P 500) rose by more than 25% in the final three months, ending up 4.07% for the period overall.[1] Stocks continued to fall at the end of 2008, as the economy contracted due largely to the credit crisis stemming from the Lehman Brothers bankruptcy and the American International Group bailout. This gave way to perceptions early in 2009 of an economic rebound, as various indicators, including shipping indices and metal prices, recovered. As stocks rallied, a successful conclusion to the government’s stress test of the largest U.S. banks further strengthened investor sentiment, leading the market into positive territory for the six-month period.
•	With a dramatic rebound in the economy’s perceived fortunes, the lowest-quality companies, as determined by Standard & Poor’s quality rankings, were the best-performing stocks overall in March, April and May. In addition, stocks with relatively cheap valuations and stocks with negative price-to-earnings ratios generally were strong performers.
•	Despite the late-period optimism, the U.S. economy, as measured by gross domestic product (GDP), contracted for most of the period, declining 6.3% (annualized) in the fourth quarter of 2008 and 5.5% (annualized) in the first quarter of 2009, according to the U.S. Department of Commerce. While housing, exports and manufacturing all contributed to the decline in the first quarter of 2009, the smaller-than-expected decrease reflected an upturn in consumer spending on durable goods.
•	The S&P 500 posted gains in five of its 10 economic sectors for the six-month period. Information technology was by far the strongest sector, led by computers & peripherals, semiconductors and communications equipment. The consumer discretionary sector, boosted by the unexpected uptick in spending, also made a positive contribution to the S&P 500’s return. By comparison, industrials had the weakest performance, followed by utilities.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

Ken Everding, PhD
Parametric Risk Advisors LLC
Co-Portfolio Manager

Jonathan Orseck
Parametric Risk Advisors LLC
Co-Portfolio Manager
•	Against this backdrop, the Fund had a modestly positive return for the six months that ended May 31, 2009, but underperformed the broader market, as measured by the S&P 500. The primary driver of the Fund’s relative returns was the performance of the stocks in its underlying equity portfolio. The Fund continued to emphasize investments in relatively high-quality, large-cap stocks. Given the speculative nature of the S&P 500 rally, which was substantially driven by lower-quality stocks, the Fund’s stock selection and industry allocations detracted from relative results during the period.
•	In particular, the Fund’s return was negatively affected by an underweighting and selection in financials sector stocks, and stock selection in the consumer discretionary sector. The Fund’s holdings in health care further
Eaton Vance Enhanced Equity Option Income Fund
Total Return Performance 11/30/08 – 5/31/09

Class A2	1.18%
Class C2	0.82
Class I2	1.26
S&P 500 Index[1]	4.07
Lipper Equity Income Funds Average[1]	3.56
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009
INVESTMENT UPDATE
detracted from relative returns. On the upside, the Fund saw positive relative contributions from its stock selection in the industrials and materials sectors.
•	In addition to investing in a diversified portfolio of primarily large-cap stocks, the Fund also engages in a flexible, opportunistic individual stock option writing program that is designed to augment portfolio returns without materially detracting from the performance of the stock portfolio. The Fund sells covered calls on individual stocks that management believes are more fully valued over the near-term. To a lesser extent, the Fund selectively writes put options on stocks management believes are undervalued. For the six-month period that ended May 31, 2009, the Fund’s option writing component successfully contributed to overall performance by augmenting the returns of the underlying equity portfolio.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Fund Composition
Top 10 Holdings1
By total investments

Exxon Mobil Corp.	4.0%
International Business Machines Corp.	2.7
JPMorgan Chase & Co.	2.5
Apple, Inc.	2.3
Goldcorp, Inc.	2.3
Philip Morris International, Inc.	2.2
Chevron Corp.	2.1
Colgate-Palmolive Co.	2.0
Wal-Mart Stores, Inc.	2.0
General Electric Co.	2.0

[1]	Top 10 Holdings represented 24.1% of the Fund’s total investments as of 5/31/09. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 5/31/09. Excludes cash equivalents.
Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 5/31/09. The Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 5/31/09. Excludes cash equivalents.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EEEAX	EEECX	EEEIX

Average Annual Total Returns (at net asset value)

Six Months†	1.18%	0.82%	1.26%
One Year	-32.56	-33.07	-32.52
Life of Fund††	-23.00	-23.56	-22.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months†	-4.61%	-0.14%	1.26%
One Year	-36.42	-33.68	-32.52
Life of Fund††	-26.56	-23.56	-22.87

†	Returns for six months are cumulative.

††	Inception Dates — Class A, Class C and Class I: 2/29/08

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	10.40%	11.15%	10.15%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/09. Net Expense Ratio reflects an expense limitation that continues through March 31, 2010. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 – May 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Enhanced Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(12/1/08)	(5/31/09)	(12/1/08 – 5/31/09)

Actual
Class A	$1,000.00	$1,011.80	$7.52	**
Class C	$1,000.00	$1,008.20	$11.27	**
Class I	$1,000.00	$1,012.60	$6.27	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.54	**
Class C	$1,000.00	$1,013.70	$11.30	**
Class I	$1,000.00	$1,018.70	$6.29	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2008.

**	Absent an allocation of certain expenses to the investment adviser, sub-adviser and administrator, expenses would be higher.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 99.2%

Security	Shares	Value

Aerospace & Defense — 2.3%

General Dynamics Corp.	1,317	$74,937
Lockheed Martin Corp.	636	53,227

		$128,164

Air Freight & Logistics — 0.5%

FedEx Corp.	508	$28,158

		$28,158

Beverages — 1.7%

PepsiCo, Inc.	1,763	$91,764

		$91,764

Biotechnology — 3.1%

Amgen, Inc.(2)	1,208	$60,327
Biogen Idec, Inc.(2)	1,113	57,642
Celgene Corp.(2)	387	16,347
Genzyme Corp.(2)	403	23,833
Gilead Sciences, Inc.(2)	317	13,663

		$171,812

Capital Markets — 3.7%

Goldman Sachs Group, Inc.	766	$110,741
Northern Trust Corp.	938	54,076
State Street Corp.	793	36,835

		$201,652

Chemicals — 0.5%

Monsanto Co.	348	$28,588

		$28,588

Commercial Banks — 2.8%

PNC Financial Services Group, Inc.	721	$32,842
U.S. Bancorp	1,512	29,030
Wells Fargo & Co.	3,584	91,392

		$153,264

Commercial Services & Supplies — 1.0%

Waste Management, Inc.	1,905	$52,559

		$52,559

Communications Equipment — 1.7%

QUALCOMM, Inc.	2,199	$95,854

		$95,854

Computers & Peripherals — 6.9%

Apple, Inc.(2)	918	$124,674
Hewlett-Packard Co.	3,156	108,409
International Business Machines Corp.	1,381	146,773

		$379,856

Consumer Finance — 0.2%

Discover Financial Services	1,339	$12,801

		$12,801

Diversified Financial Services — 3.9%

Bank of America Corp.	7,008	$78,980
JPMorgan Chase & Co.	3,638	134,242

		$213,222

Diversified Telecommunication Services — 2.5%

AT&T, Inc.	3,328	$82,501
Verizon Communications, Inc.	1,836	53,721

		$136,222

Electric Utilities — 1.7%

American Electric Power Co., Inc.	1,305	$34,374
E.ON AG	673	23,889
FirstEnergy Corp.	877	33,142

		$91,405

Electrical Equipment — 0.8%

Emerson Electric Co.	1,439	$46,177

		$46,177

Energy Equipment & Services — 0.8%

Diamond Offshore Drilling, Inc.	495	$41,719

		$41,719

Food & Staples Retailing — 2.8%

CVS Caremark Corp.	1,456	$43,389
Wal-Mart Stores, Inc.	2,238	111,318

		$154,707

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 1.0%

Nestle SA	1,500	$54,619

		$54,619

Health Care Equipment & Supplies — 2.4%

Baxter International, Inc.	945	$48,375
Boston Scientific Corp.(2)	3,180	29,892
Covidien, Ltd.	1,436	51,294

		$129,561

Health Care Providers & Services — 1.9%

Aetna, Inc.	1,668	$44,669
Fresenius Medical Care AG & Co. KGaA ADR	616	26,001
UnitedHealth Group, Inc.	1,340	35,644

		$106,314

Hotels, Restaurants & Leisure — 1.9%

McDonald’s Corp.	1,753	$103,409

		$103,409

Household Products — 3.7%

Clorox Co. (The)	486	$25,486
Colgate-Palmolive Co.	1,693	111,653
Procter & Gamble Co.	1,312	68,145

		$205,284

Industrial Conglomerates — 2.5%

3M Co.	435	$24,838
General Electric Co.	8,249	111,197

		$136,035

Insurance — 2.5%

ACE, Ltd.	890	$39,151
MetLife, Inc.	1,348	42,462
Prudential Financial, Inc.	1,374	54,836

		$136,449

Internet & Catalog Retail — 1.0%

Amazon.com, Inc.(2)	704	$54,905

		$54,905

Internet Software & Services — 1.4%

Google, Inc., Class A(2)	187	$78,022

		$78,022

IT Services — 2.3%

Accenture, Ltd., Class A	1,097	$32,833
MasterCard, Inc., Class A	290	51,136
Western Union Co.	2,339	41,237

		$125,206

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(2)	618	$24,046

		$24,046

Machinery — 2.1%

Danaher Corp.	758	$45,745
Deere & Co.	603	26,212
Illinois Tool Works, Inc.	1,358	43,850

		$115,807

Media — 2.8%

Comcast Corp., Class A	6,267	$86,297
Time Warner, Inc.	1,808	42,343
Vivendi SA	1,023	27,072

		$155,712

Metals & Mining — 4.4%

BHP Billiton, Ltd. ADR	939	$52,809
Freeport-McMoRan Copper & Gold, Inc.	813	44,252
Goldcorp, Inc.	3,131	124,395
United States Steel Corp.	580	19,766

		$241,222

Multiline Retail — 0.3%

Target Corp.	438	$17,213

		$17,213

Multi-Utilities — 1.0%

Public Service Enterprise Group, Inc.	1,791	$57,079

		$57,079

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels — 12.3%

Anadarko Petroleum Corp.	1,660	$79,315
Chevron Corp.	1,708	113,872
Exxon Mobil Corp.	3,139	217,690
Hess Corp.	843	56,135
Occidental Petroleum Corp.	1,219	81,807
Total SA ADR	987	56,901
XTO Energy, Inc.	1,592	68,090

		$673,810

Pharmaceuticals — 6.1%

Abbott Laboratories	1,626	$73,268
Bristol-Myers Squibb Co.	2,031	40,458
Johnson & Johnson	644	35,523
Merck & Co., Inc.	2,022	55,767
Novartis AG ADR	691	27,654
Pfizer, Inc.	2,090	31,747
Teva Pharmaceutical Industries, Ltd. ADR	835	38,711
Wyeth	698	31,312

		$334,440

Real Estate Investment Trusts (REITs) — 0.6%

AvalonBay Communities, Inc.	249	$15,309
Boston Properties, Inc.	316	15,269

		$30,578

Road & Rail — 0.5%

CSX Corp.	859	$27,282

		$27,282

Semiconductors & Semiconductor Equipment — 2.8%

ASML Holding NV	1,679	$34,755
Broadcom Corp., Class A(2)	1,426	36,334
NVIDIA Corp.(2)	3,941	41,105
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,791	41,474

		$153,668

Software — 3.2%

Microsoft Corp.	5,239	$109,443
Oracle Corp.	3,462	67,821

		$177,264

Specialty Retail — 2.7%

Best Buy Co., Inc.	749	$26,290
Gap, Inc. (The)	1,593	28,435
Home Depot, Inc.	2,131	49,354
Staples, Inc.	1,451	29,673
TJX Companies, Inc. (The)	585	17,263

		$151,015

Textiles, Apparel & Luxury Goods — 0.3%

Nike, Inc., Class B	285	$16,259

		$16,259

Tobacco — 2.2%

Philip Morris International, Inc.	2,794	$119,136

		$119,136

Total Common Stocks
(identified cost $5,628,831)		$5,452,259

Total Investments — 99.2%
(identified cost $5,628,831)		$5,452,259

Covered Call Options Written — (0.6)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

3M Co.	4	$65.00	7/18/09	$(56)
Abbott Laboratories	6	47.50	6/20/09	(120)
Aetna, Inc.	13	30.00	6/20/09	(260)
Amazon.com, Inc.	6	80.00	6/20/09	(1,200)
Amazon.com, Inc.	1	85.00	6/20/09	(64)
American Electric Power Co., Inc.	13	27.50	7/18/09	(455)
Amgen, Inc.	4	52.50	6/20/09	(156)
Anadarko Petroleum Corp.	8	48.00	6/20/09	(1,400)
Anadarko Petroleum Corp.	8	49.00	6/20/09	(1,040)
Apple, Inc.	9	140.00	7/18/09	(5,040)
ASML Holding NV	8	22.50	7/18/09	(520)
AvalonBay Communities, Inc.	2	65.00	6/20/09	(270)
BHP Billiton, Ltd. ADR	7	55.00	6/20/09	(2,030)
Biogen Idec, Inc.	3	55.00	6/20/09	(111)
Boston Properties, Inc.	3	55.00	6/20/09	(165)
Clorox Co. (The)	4	55.00	7/18/09	(240)
Colgate-Palmolive Co.	8	65.00	6/20/09	(1,400)
Comcast Corp., Class A	30	17.00	6/20/09	(150)
Danaher Corp.	3	65.00	6/20/09	(60)
Deere & Co.	6	48.00	6/20/09	(270)

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Emerson Electric Co.	14	$36.00	6/20/09	$(280)
Exxon Mobil Corp.	10	75.00	6/20/09	(230)
FirstEnergy Corp.	8	45.00	7/18/09	(80)
Freeport-McMoRan Copper & Gold, Inc.	8	60.00	6/20/09	(840)
Gap, Inc. (The)	8	17.50	6/20/09	(720)
General Dynamics Corp.	11	60.00	6/20/09	(440)
Gilead Sciences, Inc.	3	48.00	6/20/09	(30)
Goldman Sachs Group, Inc.	3	145.00	6/20/09	(1,695)
Hess Corp.	5	75.00	6/20/09	(175)
International Business Machines Corp.	5	110.00	6/20/09	(425)
McDonald’s Corp.	10	57.50	6/20/09	(1,800)
MetLife, Inc.	2	40.00	6/20/09	(20)
Nike, Inc., Class B	2	55.00	6/20/09	(580)
Northern Trust Corp.	6	60.00	6/20/09	(690)
Occidental Petroleum Corp.	5	70.00	6/20/09	(525)
PepsiCo, Inc.	17	52.50	6/20/09	(935)
Philip Morris International, Inc.	20	44.00	6/20/09	(800)
PNC Financial Services Group, Inc.	7	50.00	6/20/09	(700)
Procter & Gamble Co.	13	55.00	7/18/09	(715)
Prudential Financial, Inc.	6	47.00	6/20/09	(270)
QUALCOMM, Inc.	8	46.00	6/20/09	(320)
Staples, Inc.	14	22.50	6/20/09	(140)
State Street Corp.	7	45.00	6/20/09	(2,380)
Teva Pharmaceutical Industries, Ltd. ADR	4	47.50	6/20/09	(180)
U.S. Bancorp	10	21.00	6/20/09	(300)
UnitedHealth Group, Inc.	10	32.00	6/20/09	(50)
Waste Management, Inc.	19	30.00	7/18/09	(380)
Wells Fargo & Co.	15	31.00	6/20/09	(120)
Wyeth	6	47.50	7/18/09	(300)
XTO Energy, Inc.	15	45.00	6/20/09	(1,125)

Total Covered Call Options Written
(premiums received $29,536)				$(32,252)

Other Assets, Less Liabilities — 1.4%				$73,726

Net Assets — 100.0%				$5,493,733

ADR - American Depository Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at May 31, 2009 has been segregated as collateral for such written option.

(2)	Non-income producing security.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2009

Assets

Investments, at value (identified cost, $5,628,831)	$5,452,259
Cash	181,613
Receivable for investments sold	128,015
Receivable for Fund shares sold	3,298
Receivable from the investment adviser, sub-adviser and administrator	40,023
Dividends and interest receivable	13,564
Tax reclaims receivable	1,160

Total assets	$5,819,932

Liabilities

Written options outstanding, at value (premiums received, $29,536)	$32,252
Payable for investments purchased	260,318
Payable for Fund shares redeemed	8,351
Payable to affiliate for investment adviser fee	4,041
Payable to affiliate for administration fee	674
Payable to affiliate for Trustees’ fees	104
Payable to affiliate for distribution and service fees	282
Accrued expenses	20,177

Total liabilities	$326,199

Net Assets	$5,493,733

Sources of Net Assets

Paid-in capital	$6,415,696
Accumulated net realized loss (computed on the basis of identified cost)	(529,738)
Accumulated distributions in excess of net investment income	(213,107)
Net unrealized depreciation (computed on the basis of identified cost)	(179,118)

Total	$5,493,733

Class A Shares

Net Assets	$1,182,866
Shares Outstanding	181,799
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of $6.51)	$6.91

Class C Shares

Net Assets	$85,901
Shares Outstanding	13,169
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.52

Class I Shares

Net Assets	$4,224,966
Shares Outstanding	648,762
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
Statement of Operations

For the Six Months Ended
May 31, 2009

Investment Income

Dividends (net of foreign taxes, $1,583)	$56,385

Total investment income	$56,385

Expenses

Investment adviser fee	$18,000
Administration fee	3,000
Trustees’ fees and expenses	315
Distribution and service fees
Class A	899
Class C	162
Custodian fee	40,636
Registration fees	31,524
Printing and postage	7,392
Transfer and dividend disbursing agent fees	1,586
Legal and accounting services	1,402
Miscellaneous	4,820

Total expenses	$109,736

Deduct —
Allocation of expenses to the investment adviser, sub-adviser and administrator	$83,565

Total expense reductions	$83,565

Net expenses	$26,171

Net investment income	$30,214

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(428,536)
Written options	44,351
Foreign currency transactions	81
Disposal of investments in violation of restrictions and net increase from payment by affiliate	0

Net realized loss	$(384,104)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$552,892
Written options	444
Foreign currency	192

Net change in unrealized appreciation (depreciation)	$553,528

Net realized and unrealized gain	$169,424

Net increase in net assets from operations	$199,638

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	May 31, 2009	Period Ended
in Net Assets	(Unaudited)	November 30, 2008(1)

From operations —
Net investment income	$30,214	$13,713
Net realized loss from investment transactions, written options, foreign currency transactions and disposal of investments in violation of restrictions and net increase from payment by affiliate	(384,104)	(145,553)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	553,528	(732,646)

Net increase (decrease) in net assets from operations	$199,638	$(864,486)

Distributions to shareholders —
From net investment income
Class A	$(45,699)	$(875)
Class C	(1,874)	(54)
Class I	(195,748)	(12,865)
Tax return of capital
Class A	—	(7,243)
Class C	—	(446)
Class I	—	(106,504)

Total distributions to shareholders	$(243,321)*	$(127,987)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$901,484	$394,229
Class C	106,515	15,000
Class I	2,393,004	2,894,275
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	43,583	7,423
Class C	1,164	229
Class I	132,217	57,808
Cost of shares redeemed
Class A	(111,402)	(15,171)
Class C	(38,519)	—
Class I	(218,289)	(33,661)

Net increase in net assets from Fund share transactions	$3,209,757	$3,320,132

Net increase in net assets	$3,166,074	$2,327,659

Net Assets

At beginning of period	$2,327,659	$—

At end of period	$5,493,733	$2,327,659

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(213,107)	$—

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended
	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value — Beginning of period	$6.750		$10.000

Income (loss) from operations

Net investment income(2)	$0.041		$0.033
Net realized and unrealized gain (loss)	0.019		(2.833)

Total income (loss) from operations	$0.060		$(2.800)

Less distributions

From net investment income	$(0.300)		$(0.048)
Tax return of capital	—		(0.402)

Total distributions	$(0.300	)*	$(0.450)

Net asset value — End of period	$6.510		$6.750

Total Return(3)	1.18	%(4)(7)	(28.75	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,183		$337
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.50	%(5)	1.50	%(5)
Net investment income	1.31	%(5)	0.58	%(5)
Portfolio Turnover	34	%(7)	34	%(7)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	During the six months ended May 31, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 4.16% and 8.90% of average daily net assets for the six months ended May 31, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008).

(7)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended
	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value — Beginning of period	$6.750		$10.000

Income (loss) from operations

Net investment income (loss)(2)	$0.009		$(0.013)
Net realized and unrealized gain (loss)	0.031		(2.836)

Total income (loss) from operations	$0.040		$(2.849)

Less distributions

From net investment income	$(0.270)		$(0.043)
Tax return of capital	—		(0.358)

Total distributions	$(0.270	)*	$(0.401)

Net asset value — End of period	$6.520		$6.750

Total Return(3)	0.82	%(4)(7)	(29.15	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86		$12
Ratios (As a percentage of average daily net assets):
Expenses(6)	2.25	%(5)	2.25	%(5)
Net investment income (loss)	0.29	%(5)	(0.19	)%(5)
Portfolio Turnover	34	%(7)	34	%(7)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	During the six months ended May 31, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 4.16% and 8.90% of average daily net assets for the six months ended May 31, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008).

(7)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value — Beginning of period	$6.750		$10.000

Income (loss) from operations

Net investment income(2)	$0.049		$0.054
Net realized and unrealized gain (loss)	0.016		(2.842)

Total income (loss) from operations	$0.065		$(2.788)

Less distributions

From net investment income	$(0.305)		$(0.050)
Tax return of capital	—		(0.412)

Total distributions	$(0.305	)*	$(0.462)

Net asset value — End of period	$6.510		$6.750

Total Return(3)	1.26	%(4)(7)	(28.66	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,225		$1,979
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.25	%(5)	1.25	%(5)
Net investment income	1.56	%(5)	0.79	%(5)
Portfolio Turnover	34	%(7)	34	%(7)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	During the six months ended May 31, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 4.16% and 8.90% of average daily net assets for the six months ended May 31, 2009 and the period from the start of business, February 29, 2008, to November 30, 2008).

(7)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Enhanced Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks and options. Under normal market conditions, the Fund seeks to generate current income in part by employing an options strategy of writing covered call options on a portion of its common stock portfolio and put options on individual stocks. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $79,589 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2016.

Additionally, at November 30, 2008, the Fund had net capital losses of $62,714 attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending November 30, 2009.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from February 29, 2008 to November 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended May 31, 2009, the amount of distributions estimated to be a tax return of capital was approximately $213,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended May 31, 2009, the adviser fee amounted to $18,000 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA). EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2010. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $83,565 in total of the Fund’s operating expenses for the six months ended May 31, 2009. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended May 31, 2009, the administration fee amounted to $3,000.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2009, EVM earned $63 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $607 as its portion of the sales charge on sales of Class A shares for the six months ended May 31, 2009. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

During the six months ended May 31, 2009, the Fund realized a loss of $275 due to the sale of an investment security not meeting investment guidelines, and was reimbursed for such loss by EVM.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2009 amounted to $899 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended May 31, 2009, the Fund paid or accrued to EVD $122 for Class C shares, representing 0.75% (annualized) of the average daily net assets for Class C shares. At May 31, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $5,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended May 31, 2009 amounted to $40 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended May 31, 2009, the Fund was informed that EVD received approximately $70 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,318,383 and $1,262,545, respectively, for the six months ended May 31, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	May 31, 2009	Period Ended
Class A	(Unaudited)	November 30, 2008(1)

Sales	143,050	50,515
Issued to shareholders electing to receive payments of distributions in Fund shares	7,020	1,167
Redemptions	(18,151)	(1,802)

Net increase	131,919	49,880

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	May 31, 2009	Period Ended
Class C	(Unaudited)	November 30, 2008(1)

Sales	17,058	1,692
Issued to shareholders electing to receive payments of distributions in Fund shares	183	28
Redemptions	(5,792)	—

Net increase	11,449	1,720

	Six Months Ended
	May 31, 2009	Period Ended
Class I	(Unaudited)	November 30, 2008(1)

Sales	372,218	291,180
Issued to shareholders electing to receive payments of distributions in Fund shares	21,371	6,560
Redemptions	(37,991)	(4,576)

Net increase	355,598	293,164

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

At May 31, 2009, EVM owned 24.1% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,632,162

Gross unrealized appreciation	$205,059
Gross unrealized depreciation	(384,962)

Net unrealized depreciation	$(179,903)

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at May 31, 2009 is included in the Portfolio of Investments.

Written call options activity for the six months ended May 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	256	$18,443
Options written	2,450	155,809
Options terminated in closing purchase transactions	(884)	(52,544)
Options expired	(1,405)	(92,172)

Outstanding, end of period	417	$29,536

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective December 1, 2008. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

The fair value of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) in a liability position and whose primary underlying risk exposure is equity risk at May 31, 2009 was $32,252 for written options. Such amount is included in the following account on the Statement of Assets and Liabilities: Written options outstanding, at value.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of

Eaton Vance Enhanced Equity Option Income Fund as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Operations and whose primary underlying risk exposure is equity risk for the six months ended May 31, 2009 was as follows:

Change in Unrealized
	Realized Gain on	Appreciation (Depreciation) on
	Derivatives Recognized	Derivatives Recognized
Derivative	in Income(1)	in Income(2)

Written options	$44,351	$444

(1)	Statement of Operations location: Net realized gain (loss) – written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – written options.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2009.

11   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$5,346,679	$(32,252)
Level 2	Other Significant Observable Inputs	105,580	—
Level 3	Significant Unobservable Inputs	—	—

Total		$5,452,259	$(32,252)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. The Board also took into consideration the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser, Sub-adviser and their respective affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (February 2008) through September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fee and total expense ratio for the period since inception through September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance Enhanced Equity Option Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

J. Scott Craig
Vice President

Gregory R. Greene
Vice President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Enhanced Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Enhanced Equity Option Income Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3242-7/09	EEOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: July 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: July 9, 2009

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: July 9, 2009